Non-financial Assets and Liabilities - Summary of Carrying Value of In Process Research and Development Acquired by Product (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Intangible Assets [Line Items]
Carrying value of in process research and development	$ 578,652	$ 580,546	$ 581,601
In-process Research and Development Acquired
Disclosure Of Intangible Assets [Line Items]
Carrying value of in process research and development	427,779	427,779	$ 427,779
In-process Research and Development Acquired | Cardiovascular Products
Disclosure Of Intangible Assets [Line Items]
Carrying value of in process research and development	254,351	254,351
In-process Research and Development Acquired | Intravenous Products
Disclosure Of Intangible Assets [Line Items]
Carrying value of in process research and development	70,730	70,730
In-process Research and Development Acquired | MSC Products
Disclosure Of Intangible Assets [Line Items]
Carrying value of in process research and development	$ 102,698	$ 102,698